Supplemental cash flow information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information
Supplemental cash flow information

13.	Supplemental cash flow information

Supplemental information regarding non-cash transactions is as follows:

Investing and financing activities	December 31, 2023	December 31, 2022	December 31, 2021

Exploration and evaluation assets expenditures included in trade and other payables	-	$90,850	$89,203
Right-of-use assets	-	-	(508,799)
Warrant liability	-	-	2,371,174
Fair value of finders’ warrants	-	-	130,731
Lease liabilities	-	-	508,799
Fair value of cash stock options transferred to share capital on exercise of options	-	-	177,250

Supplemental information regarding the split between cash and cash equivalents is as follows:

	December 31, 2023	December 31, 2022

Cash	$1,658,863	$1,542,956
Term Deposits	2,587,120	5,115,120
	$4,245,983	$6,658,076